Impairments of Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Impairments of Goodwill and Intangible Assets

(6) Impairments of Goodwill and Intangible Assets

(a) North American Lab and European Lab Reporting Units

Annual Impairment Testing

We performed annual impairment assessments of our indefinite-lived intangible assets and goodwill as of October 1, 2012, 2011 and 2010. At each of those dates, we determined that there was no measured impairment of our North American Lab and European Lab indefinite-lived intangible assets, and in connection with our impairment assessments of goodwill, that the estimated fair values of our North American Lab and European Lab reporting units exceeded their respective carrying values. Accordingly, no impairment charges were recognized.

For our annual assessment of indefinite-lived intangible assets at October 1, 2012, the amount by which their estimated fair value exceeded their carrying value was approximately $63 million for our North American Lab indefinite-lived intangible assets and approximately $110 million for our European Lab indefinite-lived intangible assets. For our annual assessment of goodwill at October 1, 2012, the amount by which its estimated fair value exceeded its carrying value was approximately $225 million in our North American Lab reporting unit and approximately $575 million in our European Lab reporting unit.

(b) Science Education Reporting Unit

Annual Impairment Testing

We performed an annual impairment assessment of our Science Education reporting unit’s indefinite-lived intangible assets, which consist of trademarks and tradenames, as of October 1, 2012, and we determined that there was no measured impairment. The amount by which their estimated fair value exceeded their carrying value was approximately $2 million.

Interim Impairment Testing

We observed declines in the operating results of our Science Education reporting unit during each of the seasonally-significant third calendar quarters of 2011 and 2010. The operating results of this reporting unit continue to be negatively impacted by unfavorable industry conditions and a highly competitive environment, as U.S. school districts continue to face budget shortfalls and funding pressures. Industry conditions have also created increased pricing pressure as competitors seek to restore volume. These developments led us to reduce forecasted sales and profitability. Accordingly, we performed interim impairment assessments of Science Education’s intangible and other long-lived assets as of September 30, 2011 and 2010.

We evaluated indefinite-lived intangible assets for impairment prior to testing amortizable intangible assets, other long-lived assets, and goodwill. At September 30, 2011 and 2010, the carrying values of Science Education’s indefinite-lived intangible assets were $18.7 million and $30.0 million, respectively, which exceeded their estimated fair values of $15.4 million and $18.7 million, respectively. As a result, we recognized pre-tax impairment charges of $3.3 million and $11.3 million during the years ended December 31, 2011 and 2010.

We evaluated the recoverability of Science Education’s amortizable intangible assets and other long-lived assets at September 30, 2011 and 2010, by comparing the carrying value of the Science Education asset group to the estimated undiscounted future cash flows expected to be generated by those assets. We determined at each testing date that the carrying value of the Science Education asset group did not exceed its estimated undiscounted future cash flows. Therefore no impairment was measured or recognized.

At September 30, 2011, the goodwill of the Science Education reporting unit had been fully impaired and no impairment testing was necessary. We evaluated goodwill for impairment as of September 30, 2010, using a two-step assessment. At September 30, 2010, goodwill had a carrying value of $36.8 million. In Step 1, the carrying value of the Science Education reporting unit exceeded its estimated fair value and, therefore, we proceeded to Step 2. In Step 2, our calculation revealed the implied fair value of Science Education’s goodwill was de minimis and, accordingly, we recognized an impairment of the entire $36.8 million carrying value of goodwill as of September 30, 2010.

(c) Other

In connection with the aforementioned interim and annual impairment tests of each reporting unit, we reaffirmed that our trademarks and tradenames have indefinite lives because they do not have legal, regulatory, contractual, competitive or economic limitations and are expected to contribute to the generation of cash flows indefinitely.

Should our planned revenue, cash flow growth, or market conditions be adversely affected due to, among other things, negative macroeconomic or industry-specific factors, or should we experience adverse changes in market factors such as discount rates, valuation multiples derived from comparable publicly traded companies, or control premiums derived from market transactions, additional impairment charges against goodwill and intangible assets may be required. See Note 13(e) for further discussion of the non-recurring fair value measurements made in connection with our impairment testing of goodwill and other intangible assets.